Exhibit 99.8

Client Name:
Client Project Name:	SAN 2026-CES3
Start - End Dates:	11/25/2025 - 3/13/2026
Deal Loan Count:	614

Conditions Report 2.0

Loans in Report:	614
Loans with Conditions:	140

0 - Total Active Conditions

206 - Total Satisfied Conditions

53 - Credit Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
11 - Category: Credit/Mtg History
1 - Category: DTI
5 - Category: Income/Employment
3 - Category: Insurance
11 - Category: Legal Documents
2 - Category: Potential Misrepresentation
6 - Category: Terms/Guidelines
7 - Category: Title
5 - Property Valuations Review Scope
3 - Category: Appraisal
2 - Category: FEMA
148 - Compliance Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
18 - Category: Compliance Manual
18 - Category: Documentation
3 - Category: Federal Higher-Priced
2 - Category: Finance Charge Tolerance
9 - Category: RESPA
10 - Category: Right of Rescission
29 - Category: State Consumer Protection
1 - Category: Texas Equity
1 - Category: Texas Home Equity
51 - Category: TILA/RESPA Integrated Disclosure
22 - Total Waived Conditions

2 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: LTV/CLTV
20 - Compliance Review Scope
20 - Category: Texas Home Equity

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